Nuveen Real Asset Income and Growth Fund
Portfolio of Investments March 31, 2023
(Unaudited)
JRI
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 136.2%   (96.0% of Total Investments)
X 132,592,445 CORPORATE BONDS - 35.4% (25.0% of Total Investments)
X 132,592,445
Air Freight & Logistics - 0.2%
$ 1,000 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 BB $ 894,150
Total Air Freight & Logistics 894,150
Building Products - 0.4%
1,600 Advanced Drainage Systems Inc, 144A 6.375% 6/15/30 Ba2 1,567,740
Total Building Products 1,567,740
Capital Markets - 0.2%
1,150 Hunt Cos Inc, 144A 5.250% 4/15/29 BB- 898,716
Total Capital Markets 898,716
Commercial Services & Supplies - 1.2%
800 Clean Harbors Inc, 144A 5.125% 7/15/29 BB+ 762,119
1,085 Clean Harbors Inc, 144A 4.875% 7/15/27 BB+ 1,046,491
750 Covanta Holding Corp, 144A 4.875% 12/01/29 B 667,305
1,950 Waste Connections Inc 4.200% 1/15/33 BBB+ 1,871,485
Total Commercial Services & Supplies 4,347,400
Construction & Engineering - 0.2%
300 GMR Hyderabad International Airport Ltd, 144A 4.250% 10/27/27 BB+ 261,390
600 IHS Netherlands Holdco BV, 144A 8.000% 9/18/27 B+ 529,836
Total Construction & Engineering 791,226
Diversified Reits - 0.1%
300 Iron Mountain Inc, 144A 4.500% 2/15/31 BB- 257,799
Total Diversified Reits 257,799
Diversified REITs - 0.4%
1,550 Goodman US Finance Five LLC, 144A 4.625% 5/04/32 BBB+ 1,449,248
Total Diversified REITs 1,449,248
Diversified Telecommunication Services - 1.0%
1,200 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 B1 965,676
1,405 Cellnex Finance Co SA, 144A 3.875% 7/07/41 BBB- 1,031,930
1,150 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 BB- 874,627
385 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 366,913
455 Iliad Holding SASU, 144A 7.000% 10/15/28 BB- 431,699
Total Diversified Telecommunication Services 3,670,845
Electric Utilities - 5.6%
289 Acwa Power Management And Investments One Ltd,
144A
5.950% 12/15/39 BBB- 274,671
1,135 AEP Transmission Co LLC 5.400% 3/15/53 A2 1,182,234
200 Cikarang Listrindo Tbk PT, 144A 4.950% 9/14/26 BB+ 190,500
925 Clearway Energy Operating LLC, 144A 3.750% 2/15/31 BB 797,813
720 CMS Energy Corp 3.750% 12/01/50 BBB- 539,561
600 Consorcio Transmantaro SA, 144A 5.200% 4/11/38 BBB 552,000
900 EUR EDP - Energias de Portugal SA , Reg S 5.943% 4/23/83 BB+ 956,529
600 EUR EDP - Energias de Portugal SA , Reg S 4.496% 4/30/79 BB+ 643,050
1,750 EDP Finance BV, 144A 6.300% 10/11/27 BBB 1,811,433
325 Electricidad Firme de Mexico Holdings SA de CV, 144A 4.900% 11/20/26 Ba2 283,784
1,800,000 COP Empresas Publicas de Medellin ESP, 144A 8.375% 11/08/27 Baa3 293,788

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JRI
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Electric Utilities (continued)
$ 625 Exelon Corp 4.050% 4/15/30 BBB $ 596,270
3,150 ITC Holdings Corp, 144A 4.950% 9/22/27 BBB+ 3,168,381
600 Lamar Funding Ltd, 144A 3.958% 5/07/25 BB+ 570,000
579 LLPL Capital Pte Ltd, 144A 6.875% 2/04/39 Baa3 512,750
1,250 NextEra Energy Capital Holdings Inc 6.051% 3/01/25 A- 1,271,627
1,210 GBP NGG Finance PLC , Reg S 5.625% 6/18/73 BBB- 1,447,577
795 NRG Energy Inc, 144A 7.000% 3/15/33 BBB- 823,556
183 NRG Energy Inc 6.625% 1/15/27 BB+ 182,605
1,250 Pacific Gas and Electric Co 6.150% 1/15/33 BBB 1,282,966
395 Pattern Energy Operations LP / Pattern Energy
Operations Inc, 144A
4.500% 8/15/28 BB- 361,363
155 PPL Capital Funding Inc 7.828% 3/30/67 BBB 134,025
500 ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries, 144A
4.500% 7/14/28 Ba3 420,247
1,350 Southern Co Gas Capital Corp 5.150% 9/15/32 BBB+ 1,361,287
1,225 WEC Energy Group Inc 5.150% 10/01/27 BBB+ 1,246,335
Total Electric Utilities 20,904,352
Energy Equipment & Services - 0.1%
350 Galaxy Pipeline Assets Bidco Ltd, 144A 3.250% 9/30/40 Aa2 275,261
Total Energy Equipment & Services 275,261
Financial Services - 0.6%
343 Cometa Energia SA de CV, 144A 6.375% 4/24/35 Baa3 323,530
325 Indian Railway Finance Corp Ltd, 144A 3.570% 1/21/32 BBB- 281,135
650 Minejesa Capital BV, 144A 5.625% 8/10/37 Baa3 507,776
5,721 BRL Swiss Insured Brazil Power Finance Sarl, 144A 9.850% 7/16/32 AAA 996,060
Total Financial Services 2,108,501
Gas Utilities - 1.2%
1,255 CAD AltaGas Ltd 5.250% 1/11/82 BB+ 747,243
1,375 CAD AltaGas Ltd 7.350% 8/17/82 BB+ 985,289
800 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 749,000
875 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 748,125
1,150 National Gas Co of Trinidad & Tobago Ltd, 144A 6.050% 1/15/36 BBB- 1,022,764
275 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 BB- 245,539
Total Gas Utilities 4,497,960
Ground Transportation - 0.3%
500 Rumo Luxembourg Sarl, 144A 5.250% 1/10/28 BB 460,000
300 Rumo Luxembourg Sarl, 144A 4.200% 1/18/32 Ba2 240,000
450 Transnet SOC Ltd, 144A 8.250% 2/06/28 BB- 447,714
Total Ground Transportation 1,147,714
Health Care Providers & Services - 1.0%
1,070 Encompass Health Corp 4.750% 2/01/30 B+ 972,839
180 Encompass Health Corp 4.625% 4/01/31 B+ 157,238
935 Tenet Healthcare Corp, 144A 6.125% 6/15/30 BB- 922,377
1,725 Tenet Healthcare Corp 6.125% 10/01/28 B+ 1,653,275
Total Health Care Providers & Services 3,705,729
Health Care REITs - 0.7%
565 CTR Partnership LP / CareTrust Capital Corp, 144A 3.875% 6/30/28 BB+ 483,075
620 Healthpeak Properties Interim Inc 5.250% 12/15/32 BBB+ 621,808
1,660 Welltower OP LLC 3.850% 6/15/32 BBB+ 1,466,241
Total Health Care REITs 2,571,124

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Hotel & Resort REITs - 0.5%
$ 560 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 BB- $ 512,625
560 RLJ Lodging Trust LP, 144A 4.000% 9/15/29 BB- 467,669
555 VICI Properties LP / VICI Note Co Inc, 144A 4.500% 1/15/28 BBB- 513,957
440 XHR LP, 144A 4.875% 6/01/29 B+ 373,158
Total Hotel & Resort REITs 1,867,409
Hotels, Restaurants & Leisure - 0.7%
1,075 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 B+ 1,038,278
1,000 Hilton Domestic Operating Co Inc, 144A 4.000% 5/01/31 BB+ 875,700
620 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
5.000% 6/01/29 BB- 550,675
425 Marriott Ownership Resorts Inc, 144A 4.500% 6/15/29 B+ 361,781
Total Hotels, Restaurants & Leisure 2,826,434
Independent Power and Renewable Electricity Producers - 2.2%
597 Alfa Desarrollo SpA2021 1, 144A 4.550% 9/27/51 BBB- 437,805
745 Atlantica Sustainable Infrastructure PLC, 144A 4.125% 6/15/28 BB+ 668,637
314 Azure Power Energy Ltd, 144A 3.575% 8/19/26 BB 238,368
500 Calpine Corp, 144A 3.750% 3/01/31 BB+ 421,737
1,530 Clearway Energy Operating LLC, 144A 3.750% 1/15/32 BB 1,271,554
250 Constellation Energy Generation LLC 5.800% 3/01/33 BBB 257,849
400 Constellation Energy Generation LLC 5.600% 3/01/28 BBB 411,642
600 EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime
Energia SpA, 144A
5.375% 12/30/30 BBB- 360,263
270 NextEra Energy Operating Partners LP, 144A 4.500% 9/15/27 Ba1 257,769
525 NRG Energy Inc, 144A 5.250% 6/15/29 BB+ 487,391
755 GBP SSE PLC , Reg S 3.740% 4/14/71 BBB- 850,051
1,435 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 BB- 1,286,744
379 UEP Penonome II SA2020 1, 144A 6.500% 10/01/38 BB 284,016
1,250 Vistra Operations Co LLC, 144A 5.125% 5/13/25 BBB- 1,218,157
Total Independent Power and Renewable Electricity Producers 8,451,983
Industrial REITs - 1.3%
5,000 Prologis LP 4.625% 1/15/33 A 4,941,438
Total Industrial REITs 4,941,438
Machinery - 0.5%
1,080 Chart Industries Inc, 144A 7.500% 1/01/30 Ba3 1,115,878
650 WASH Multifamily Acquisition Inc, 144A 5.750% 4/15/26 B- 615,062
Total Machinery 1,730,940
Media - 1.1%
500 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 BB+ 477,500
2,000 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 BB+ 1,635,640
575 Directv Financing LLC / Directv Financing Co-Obligor
Inc, 144A
5.875% 8/15/27 BBB- 520,778
1,880 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 1,533,544
Total Media 4,167,462
Office REITs - 0.5%
745 Alexandria Real Estate Equities Inc 5.150% 4/15/53 BBB+ 682,598
1,175 Alexandria Real Estate Equities Inc 4.750% 4/15/35 BBB+ 1,101,127
Total Office REITs 1,783,725

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JRI
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Oil, Gas & Consumable Fuels - 7.8%
$ 600 Antero Midstream Partners LP / Antero Midstream
Finance Corp, 144A
7.875% 5/15/26 BB $ 610,944
450 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 428,259
510 CNX Midstream Partners LP, 144A 4.750% 4/15/30 BB 438,600
1,365 Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp, 144A
5.625% 5/01/27 BB 1,315,055
745 DT Midstream Inc, 144A 4.375% 6/15/31 BB+ 649,037
700 DT Midstream Inc 4.300% 4/15/32 N/R 627,094
163 Energean Israel Finance Ltd, 144A , Reg S 5.375% 3/30/28 BB- 146,071
1,500 Energy Transfer LP 5.550% 2/15/28 BBB- 1,523,182
850 EnLink Midstream LLC 5.375% 6/01/29 BBB- 818,125
350 EnLink Midstream LLC, 144A 5.625% 1/15/28 BBB- 343,000
450 EQM Midstream Partners LP 5.500% 7/15/28 BB 408,739
395 EQM Midstream Partners LP, 144A 7.500% 6/01/30 BB 382,656
525 EQM Midstream Partners LP, 144A 4.750% 1/15/31 BB 435,750
205 EQM Midstream Partners LP, 144A 7.500% 6/01/27 BB 205,816
490 CAD Gibson Energy Inc 5.250% 12/22/80 BB 306,258
730 Hess Midstream Operations LP, 144A 5.500% 10/15/30 BB+ 678,802
1,065 CAD Keyera Corp 5.950% 3/10/81 BB 687,408
650 CAD Keyera Corp 6.875% 6/13/79 BB 460,454
2,250 Kinder Morgan Inc 4.800% 2/01/33 BBB 2,170,859
1,560 Kinetik Holdings LP, 144A 5.875% 6/15/30 BB+ 1,501,500
500 Leviathan Bond Ltd, 144A , Reg S 6.750% 6/30/30 BB 467,069
1,175 MPLX LP 5.650% 3/01/53 BBB 1,129,963
2,000 MPLX LP 5.000% 3/01/33 BBB 1,957,141
575 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B 554,808
200 Oleoducto Central SA, 144A 4.000% 7/14/27 Baa3 171,044
1,150 ONEOK Inc 6.100% 11/15/32 BBB 1,190,532
1,714 CAD Pembina Pipeline Corp 4.800% 1/25/81 BB+ 1,054,678
700 Peru LNG Srl, 144A 5.375% 3/22/30 B+ 559,434
345 Plains All American Pipeline LP (3-Month LIBOR
reference rate + 4.110% spread) (3)
8.974% 11/15/71 BB 305,404
200 Promigas SA ESP / Gases del Pacifico SAC, 144A 3.750% 10/16/29 Baa3 157,723
935 Sunoco LP / Sunoco Finance Corp 4.500% 4/30/30 BB+ 845,586
625 Sunoco LP / Sunoco Finance Corp 5.875% 3/15/28 BB+ 600,000
1,250 Targa Resources Corp 6.125% 3/15/33 BBB- 1,294,393
500 Targa Resources Corp 6.250% 7/01/52 BBB- 492,896
190 CAD Transcanada Trust 4.200% 3/04/81 BBB- 112,649
519 Tullow Oil PLC, 144A 10.250% 5/15/26 B- 400,149
600 Venture Global Calcasieu Pass LLC, 144A 4.125% 8/15/31 BB+ 527,148
2,000 Venture Global Calcasieu Pass LLC, 144A 6.250% 1/15/30 BB+ 2,015,000
500 Western Midstream Operating LP 4.300% 2/01/30 BBB- 455,147
400 Williams Cos Inc/The 5.400% 3/02/26 BBB 407,504
240 Williams Cos Inc/The 5.650% 3/15/33 BBB 247,853
Total Oil, Gas & Consumable Fuels 29,083,730
Real Estate Management & Development - 0.2%
725 EUR Peach Property Finance GmbH, 144A 4.375% 11/15/25 BB 630,657
Total Real Estate Management & Development 630,657
Residential REITs - 0.6%
1,750 AvalonBay Communities Inc 5.000% 2/15/33 A- 1,775,272
620 Sun Communities Operating LP 5.700% 1/15/33 BBB 620,406
Total Residential REITs 2,395,678

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Retail REITs - 1.9%
$ 1,970 Agree LP 4.800% 10/01/32 Baa1 $ 1,898,030
4,150 Kimco Realty OP LLC 4.600% 2/01/33 BBB+ 3,891,376
1,460 Scentre Group Trust 2, 144A 5.125% 9/24/80 BBB+ 1,232,302
Total Retail REITs 7,021,708
Specialized REITs - 2.8%
1,000 American Tower Corp 5.500% 3/15/28 BBB+ 1,019,532
1,000 American Tower Corp 5.650% 3/15/33 BBB+ 1,029,278
2,400 Crown Castle Inc 5.000% 1/11/28 BBB+ 2,419,000
1,750 Digital Realty Trust LP 5.550% 1/15/28 BBB 1,743,218
1,250 Extra Space Storage LP 5.700% 4/01/28 BBB 1,258,475
850 Iron Mountain Information Management Services Inc,
144A
5.000% 7/15/32 BB- 729,922
2,475 SBA Communications Corp 3.125% 2/01/29 BB 2,153,101
Total Specialized REITs 10,352,526
Specialty Retail - 0.1%
545 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 BB- 455,947
Total Specialty Retail 455,947
Trading Companies & Distributors - 0.8%
1,400 Ashtead Capital Inc, 144A 5.550% 5/30/33 BBB 1,383,352
1,800 United Rentals North America Inc, 144A 6.000% 12/15/29 BBB- 1,824,786
Total Trading Companies & Distributors 3,208,138
Transportation Infrastructure - 0.6%
400 Aeropuerto Internacional de Tocumen SA, 144A 5.125% 8/11/61 BBB 309,879
200 Aeropuerto Internacional de Tocumen SA, 144A 4.000% 8/11/41 BBB 159,467
1,025 Aeropuertos Dominicanos Siglo XXI SA, 144A 6.750% 3/30/29 BB 1,004,500
383 Autopistas del Sol SA/Costa Rica, 144A 7.375% 12/30/30 B 343,483
200 DP World Ltd/United Arab Emirates, 144A 5.625% 9/25/48 Baa2 193,044
200 ENA Master Trust, 144A 4.000% 5/19/48 BBB 150,139
Total Transportation Infrastructure 2,160,512
Wireless Telecommunication Services - 0.6%
250 CT Trust, 144A 5.125% 2/03/32 Ba1 209,145
450 Sitios Latinoamerica SAB de CV, 144A 5.375% 4/04/32 Baa3 402,188
1,000 Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC /
Sprint Spectrum Co III LLC, 144A
5.152% 3/20/28 A1 993,625
400 Telefonica Moviles Chile SA, 144A 3.537% 11/18/31 BBB+ 318,960
500 T-Mobile USA Inc 5.050% 7/15/33 BBB- 502,475
Total Wireless Telecommunication Services 2,426,393
Total Corporate Bonds (cost $141,895,887) 132,592,445
Shares Description (1) Value
X 120,975,237 COMMON STOCKS - 32.3% (22.8% of Total Investments)
X 120,975,237
Diversified Telecommunication Services - 0.8%
288,862 HKT Trust & HKT Ltd $ 383,458
4,333,545 NetLink NBN Trust 2,804,082
Total Diversified Telecommunication Services 3,187,540
Electric Utilities - 7.2%
314,712 CK Infrastructure Holdings Ltd 1,712,309
279,004 CLP Holdings Ltd 2,016,119
324,692 Contact Energy Ltd 1,575,394
38,984 Emera Inc 1,601,474
67,465 Endesa SA 1,465,326

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JRI
Shares Description (1) Value
Electric Utilities (continued)
741,218 Enel SpA $ 4,520,649
25,185 OGE Energy Corp 948,467
9,174 Pinnacle West Capital Corp 726,948
358,012 Power Assets Holdings Ltd 1,920,670
151,486 Red Electrica Corp SA 2,665,594
48,439 Southern Co/The 3,370,386
191,164 SSE PLC 4,265,602
Total Electric Utilities 26,788,938
Financial Services - 0.3%
1,202,495 Sdcl Energy Efficiency Income Trust PLC 1,246,053
Total Financial Services 1,246,053
Gas Utilities - 2.5%
13,041 AltaGas Ltd 217,398
361,566 APA Group 2,456,195
86,637 Enagas SA 1,664,790
277,251 Hong Kong & China Gas Co Ltd 244,095
32,083 Italgas SpA 195,685
7,288 Naturgy Energy Group SA 219,395
845,574 Snam SpA 4,483,262
Total Gas Utilities 9,480,820
Ground Transportation - 0.3%
441,432 Aurizon Holdings Ltd 994,264
Total Ground Transportation 994,264
Health Care Providers & Services - 0.3%
142,406 Sienna Senior Living Inc 1,131,661
Total Health Care Providers & Services 1,131,661
Household Durables - 0.1%
21,738 Persimmon PLC 337,541
Total Household Durables 337,541
Independent Power and Renewable Electricity Producers - 1.2%
538 Canadian Solar Infrastructure Fund Inc 496,521
37,666 Capital Power Corp 1,160,498
62,474 Clearway Energy Inc, Class A, Class A 1,876,094
14,298 NextEra Energy Partners LP 868,604
Total Independent Power and Renewable Electricity Producers 4,401,717
Industrial Conglomerates - 0.1%
222,150 NWS Holdings Ltd 198,881
Total Industrial Conglomerates 198,881
Industrial REITs - 0.7%
367,876 Nexus Industrial REIT 2,653,933
Total Industrial REITs 2,653,933
Media - 0.1%
80,454 SES SA 528,178
Total Media 528,178
Multi-Utilities - 4.1%
51,717 ACEA SpA 707,147
71,174 Canadian Utilities Ltd, Class A 1,983,287
51,209 Dominion Energy Inc 2,863,095

Shares Description (1) Value
Multi-Utilities (continued)
123,490 E.ON SE $ 1,540,503
85,081 Engie SA 1,346,380
79,007 National Grid PLC, Sponsored ADR 5,371,686
350,486 REN - Redes Energeticas Nacionais SGPS SA 1,026,539
179,243 Vector Ltd 454,441
Total Multi-Utilities 15,293,078
Oil, Gas & Consumable Fuels - 9.8%
38,399 DT Midstream Inc 1,895,758
176,411 Enbridge Inc 6,730,080
41,837 Energy Transfer LP 521,707
100,991 Enterprise Products Partners LP 2,615,667
106,615 Gibson Energy Inc 1,703,947
45,707 Keyera Corp 1,000,718
216,800 Kinder Morgan Inc 3,796,168
6,641 Magellan Midstream Partners LP 360,341
55,008 ONEOK Inc 3,495,208
164,080 Pembina Pipeline Corp 5,315,148
47,874 Plains GP Holdings LP, Class A, Class A 628,107
19,741 TC Energy Corp 767,876
267,399 Williams Cos Inc/The 7,984,534
Total Oil, Gas & Consumable Fuels 36,815,259
Real Estate Management & Development - 2.3%
250,449 Amot Investments Ltd 1,270,896
479,888 Capitaland India Trust 393,828
369,881 CK Asset Holdings Ltd 2,242,466
282,182 Hysan Development Co Ltd 802,178
810,526 Sino Land Co Ltd 1,096,091
213,050 Sun Hung Kai Properties Ltd 2,984,745
964 Swire Properties Ltd 2,481
Total Real Estate Management & Development 8,792,685
Transportation Infrastructure - 2.3%
608,356 Atlas Arteria Ltd 2,568,469
437,313 China Merchants Port Holdings Co Ltd 671,359
396,575 COSCO SHIPPING Ports Ltd 265,181
511,220 Dalrymple Bay Infrastructure Ltd 916,691
218,566 Enav SpA, 144A 914,775
6,428 Grupo Aeroportuario del Centro Norte SAB de CV, ADR 575,370
13,142 Grupo Aeroportuario del Pacifico SAB de CV, ADR 2,564,135
Total Transportation Infrastructure 8,475,980
Water Utilities - 0.2%
60,038 Pennon Group PLC 648,709
Total Water Utilities 648,709
Total Common Stocks (cost $110,487,507) 120,975,237
Shares Description (1) Value
X 112,410,726 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 30.0% (21.2% of Total Investments)
X 112,410,726
Data Center REITs - 0.2%
10,325 Digital Realty Trust Inc   $ 1,015,051
Total Data Center REITs 1,015,051
Diversified REITs - 3.3%
426,567 Abacus Property Group   745,675
60,376 American Assets Trust Inc   1,122,390
19,127 Armada Hoffler Properties Inc   225,890
80,507 Broadstone Net Lease Inc   1,369,424

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JRI
Shares Description (1) Value
Diversified REITs (continued)
219,790 Charter Hall Long Wale REIT   $ 618,251
366 Hulic Reit Inc   413,142
35,168 ICADE   1,655,915
700,631 LXI REIT Plc   852,851
83,959 Merlin Properties Socimi SA   734,595
4,550 Star Asia Investment Corp   1,881,397
684,764 Stockland   1,833,656
290,132 Stride Property Group   237,660
10,528 WP Carey Inc   815,393
Total Diversified REITs 12,506,239
Health Care REITs - 2.9%
2,224,609 Assura PLC   1,340,853
10,485 Cofinimmo SA   929,200
160,262 Healthpeak Properties Inc   3,520,956
101,917 Omega Healthcare Investors Inc   2,793,545
115,642 Physicians Realty Trust   1,726,535
60,727 Sabra Health Care REIT Inc   698,361
Total Health Care REITs 11,009,450
Hotel & Resort REITs - 0.7%
159,657 Apple Hospitality REIT Inc   2,477,876
Total Hotel & Resort REITs 2,477,876
Industrial REITs - 5.2%
238,415 CapitaLand Ascendas REIT   514,073
576,824 Centuria Industrial REIT   1,165,308
246,300 Dexus Industria REIT   438,202
106,227 Dream Industrial Real Estate Investment Trust   1,155,410
474,710 FIBRA Macquarie Mexico   753,424
702,255 Frasers Logistics & Commercial Trust   693,139
52,293 Intervest Offices & Warehouses NV   992,456
472,709 LondonMetric Property PLC   1,029,709
196,575 LXP Industrial Trust   2,026,688
813,505 Mapletree Industrial Trust   1,452,439
2,763,747 Mapletree Logistics Trust   3,565,134
1,984 STAG Industrial Inc   67,099
1,208,551 TF Administradora Industrial S de RL de CV   2,229,985
790,911 Tritax Big Box REIT PLC   1,368,576
1,146,531 Urban Logistics REIT PLC   1,810,381
Total Industrial REITs 19,262,023
Mortgage REITs - 0.4%
16,554 Blackstone Mortgage Trust Inc, Class A   295,489
41,303 KKR Real Estate Finance Trust Inc   470,441
45,314 Starwood Property Trust Inc   801,605
Total Mortgage REITs 1,567,535
Multi-Family Residential REITs - 1.5%
93,386 Apartment Income REIT Corp   3,344,153
2,047 Centerspace   111,828
23,591 Equity Residential   1,415,460
1,768,627 Home Reit PLC  (4) 621,806
Total Multi-Family Residential REITs 5,493,247
Office REITs - 2.0%
9,403 Boston Properties Inc   508,890
284,526 Centuria Office REIT   273,145
5,942 Covivio SA/France   345,647
312,031 Cromwell Property Group   116,186
90,275 Easterly Government Properties Inc   1,240,379
18,734 Gecina SA   1,944,597

Shares Description (1) Value
Office REITs (continued)
24,738 Highwoods Properties Inc   $ 573,674
46,806 NSI NV   1,177,658
85,171 Piedmont Office Realty Trust Inc, Class A   621,748
44,837 Postal Realty Trust Inc, Class A   682,419
Total Office REITs 7,484,343
Other Specialized REITs - 3.5%
125,888 Four Corners Property Trust Inc   3,381,352
71,927 Gaming and Leisure Properties Inc   3,744,520
183,417 VICI Properties Inc   5,983,062
Total Other Specialized REITs 13,108,934
Retail REITs - 9.8%
5,322 Acadia Realty Trust   74,242
40,562 Brixmor Property Group Inc   872,894
921,827 CapitaLand China Trust   776,540
972,350 CapitaLand Integrated Commercial Trust   1,450,192
336,761 Charter Hall Retail REIT   852,206
191,340 Choice Properties Real Estate Investment Trust   2,055,684
163,000 Crombie Real Estate Investment Trust   1,838,047
157,022 CT Real Estate Investment Trust   1,862,421
1,775,971 Fortune Real Estate Investment Trust   1,471,109
725,570 Frasers Centrepoint Trust   1,251,132
947 Kenedix Retail REIT Corp   1,678,003
103,478 Kimco Realty Corp   2,020,925
352,269 Link REIT   2,265,171
81,020 National Retail Properties Inc   3,577,033
35,213 Realty Income Corp   2,229,687
72,361 RioCan Real Estate Investment Trust   1,091,706
183,696 RPT Realty   1,746,949
6,531 Saul Centers Inc   254,709
1,038,449 Scentre Group   1,922,256
27,460 Simon Property Group Inc   3,074,696
32,084 Spirit Realty Capital Inc   1,278,227
54,897 Urstadt Biddle Properties Inc, Class A   964,540
290,264 Vicinity Ltd   379,621
1,005,445 Waypoint REIT Ltd   1,750,429
Total Retail REITs 36,738,419
Self-Storage REITs - 0.1%
204 CubeSmart   9,429
2,044 Life Storage Inc   267,948
Total Self-Storage REITs 277,377
Telecom Tower REITs - 0.4%
10,985 Crown Castle Inc   1,470,232
Total Telecom Tower REITs 1,470,232
Total Real Estate Investment Trust Common Stocks (cost $116,232,292) 112,410,726
Shares   Description (1) Coupon Ratings (2) Value
X 74,826,698 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 20.0% (14.1% of Total Investments)
X 74,826,698
Diversified REITs - 0.4%
56,476 Armada Hoffler Properties Inc 6.750% N/R $ 1,179,784
9,947 Global Net Lease Inc 7.250% BB- 205,405
Total Diversified REITs 1,385,189
Electric Utilities - 3.1%
33,520 CMS Energy Corp 5.875% BBB- 808,838
69,272 DTE Energy Co 4.375% BBB- 1,481,035
33,402 Duke Energy Corp 5.625% BBB- 836,720

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JRI
Shares   Description (1) Coupon Ratings (2) Value
Electric Utilities (continued)
47,117 Duke Energy Corp 5.750% BBB- $ 1,199,128
17,555 Entergy Arkansas LLC 4.875% A 394,461
9,582 Entergy Mississippi LLC 4.900% A 221,153
6,696 Entergy New Orleans LLC 5.500% BBB 164,119
15,093 Entergy Texas Inc 5.375% BBB- 377,325
43,427 Georgia Power Co 5.000% Baa2 1,089,583
30,372 Integrys Holding Inc 6.000% BBB 753,226
13,129 NextEra Energy Capital Holdings Inc 5.650% BBB 337,415
28,000 Southern Co/The 5.250% BBB- 683,760
72,624 Southern Co/The 4.950% BBB- 1,641,302
83,985 Southern Co/The 4.200% BBB- 1,679,700
Total Electric Utilities 11,667,765
Financial Services - 0.2%
24,126 Brookfield Finance Inc 4.625% BBB 371,299
15,267 National Rural Utilities Cooperative Finance Corp 5.500% A3 356,943
Total Financial Services 728,242
Gas Utilities - 0.2%
29,469 Spire Inc 5.900% BBB 708,730
Total Gas Utilities 708,730
Hotel & Resort REITs - 1.9%
16,300 Chatham Lodging Trust 6.625% N/R 334,150
45,882 DiamondRock Hospitality Co 8.250% N/R 1,193,850
61,577 Pebblebrook Hotel Trust 6.300% N/R 1,157,647
38,834 Pebblebrook Hotel Trust 5.700% N/R 632,994
29,713 Pebblebrook Hotel Trust 6.375% N/R 553,256
11,112 RLJ Lodging Trust 1.950% N/R 278,467
49,119 Summit Hotel Properties Inc 6.250% N/R 930,314
25,822 Summit Hotel Properties Inc 5.875% N/R 457,308
46,033 Sunstone Hotel Investors Inc 5.700% N/R 881,992
41,480 Sunstone Hotel Investors Inc 6.125% N/R 839,555
Total Hotel & Resort REITs 7,259,533
Independent Power and Renewable Electricity Producers - 0.6%
40,412 Brookfield BRP Holdings Canada Inc 4.625% BBB- 620,324
74,604 Brookfield Renewable Partners LP 5.250% BBB- 1,472,683
Total Independent Power and Renewable Electricity Producers 2,093,007
Industrial REITs - 0.6%
14,123 Rexford Industrial Realty Inc 5.875% BBB- 321,298
85,469 Rexford Industrial Realty Inc 5.625% BBB- 1,859,797
Total Industrial REITs 2,181,095
Multi-Utilities - 2.8%
24,508 BIP Bermuda Holdings I Ltd 5.125% BBB- 449,232
12,759 Brookfield Infrastructure Finance ULC 5.000% BBB- 232,852
67,058 Brookfield Infrastructure Partners LP 5.125% BBB- 1,254,655
20,114 Brookfield Infrastructure Partners LP 5.000% BBB- 373,718
46,364 CMS Energy Corp 5.875% BBB- 1,126,182
63,927 CMS Energy Corp 4.200% BBB- 1,268,951
19,362 CMS Energy Corp 5.625% BBB- 469,528
35,916 DTE Energy Co 5.250% BBB- 827,145
66,320 DTE Energy Co 4.375% BBB- 1,316,452
28,220 NiSource Inc 6.500% BBB- 677,280
109,139 Sempra Energy 5.750% BBB- 2,700,099
Total Multi-Utilities 10,696,094

Shares   Description (1) Coupon Ratings (2) Value
Office REITs - 1.0%
22,771 City Office REIT Inc 6.625% N/R $ 402,363
84,719 Hudson Pacific Properties Inc 4.750% Ba1 847,190
15,936 SL Green Realty Corp 6.500% BB 296,888
84,609 Vornado Realty Trust 5.250% Ba1 1,143,914
59,844 Vornado Realty Trust 5.250% Ba1 777,972
29,377 Vornado Realty Trust 4.450% Ba1 334,604
Total Office REITs 3,802,931
Oil, Gas & Consumable Fuels - 0.1%
11,330 NuStar Energy LP 10.820% B2 270,221
Total Oil, Gas & Consumable Fuels 270,221
Real Estate Management & Development - 0.7%
74,014 Brookfield Property Partners LP 5.750% BB 921,474
56,713 Brookfield Property Partners LP 6.500% BB 902,304
43,706 Brookfield Property Partners LP 6.375% BB 659,086
797 DigitalBridge Group Inc 7.125% N/R 14,984
Total Real Estate Management & Development 2,497,848
Residential REITs - 1.4%
31,127 American Homes 4 Rent 6.250% BB+ 756,075
76,625 American Homes 4 Rent 5.875% BB+ 1,801,454
92,452 Centerspace 6.625% N/R 2,255,829
2,174 Mid-America Apartment Communities Inc 8.500% BBB 121,005
17,745 UMH Properties Inc 6.375% N/R 388,260
Total Residential REITs 5,322,623
Retail REITs - 3.1%
139,055 Agree Realty Corp 4.250% Baa2 2,447,368
66,499 Federal Realty Investment Trust 5.000% Baa2 1,414,434
60,423 Kimco Realty Corp 5.125% Baa2 1,186,104
93,888 Kimco Realty Corp 5.250% Baa2 1,905,926
21,200 Saul Centers Inc 6.125% N/R 455,588
30,009 Saul Centers Inc 6.000% N/R 664,699
55,861 SITE Centers Corp 6.375% BB+ 1,309,382
31,051 Spirit Realty Capital Inc 6.000% Baa3 717,899
37,702 Urstadt Biddle Properties Inc 6.250% N/R 819,641
36,797 Urstadt Biddle Properties Inc 5.875% N/R 760,962
Total Retail REITs 11,682,003
Specialized REITs - 3.9%
56,512 Digital Realty Trust Inc 5.250% Baa3 1,214,443
52,645 Digital Realty Trust Inc 5.850% Baa3 1,221,891
65,206 Digital Realty Trust Inc 5.200% Baa3 1,401,929
52,590 National Storage Affiliates Trust 6.000% N/R 1,210,096
51,744 Public Storage 4.875% A3 1,128,019
47,294 Public Storage 4.000% A3 874,939
53,269 Public Storage 4.000% A3 983,878
41,830 Public Storage 4.625% A3 874,247
43,840 Public Storage 4.100% A3 811,478
13,796 Public Storage 5.600% A3 351,108
22,628 Public Storage 4.125% A3 419,976
20,858 Public Storage 5.050% A3 491,206
37,982 Public Storage 3.900% A3 692,412
25,266 Public Storage 4.750% A3 549,788
23,768 Public Storage 5.150% A3 569,719
27,797 Public Storage 3.875% A3 505,905
30,028 Public Storage 4.700% A3 647,704

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JRI
Shares   Description (1) Coupon Ratings (2) Value
Specialized REITs (continued)
32,210 Public Storage 3.950% A3 $ 582,679
Total Specialized REITs 14,531,417
Total $25 Par (or similar) Retail Preferred (cost $88,146,358) 74,826,698
Principal
Amount (000)
(5) Description (1) Coupon Maturity Ratings (2) Value
X 51,653,122 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 13.8% (9.7% of Total Investments)
X 51,653,122
Electric Utilities - 4.1%
$ 1,485 American Electric Power Co Inc 3.875% 2/15/62 BBB $ 1,183,042
995 ComEd Financing III 6.350% 3/15/33 Baa2 995,506
2,390 Duke Energy Corp 4.875% N/A (6) BBB- 2,293,444
1,335 Edison International 5.000% N/A (6) BB+ 1,106,041
840 Edison International 5.375% N/A (6) BB+ 742,838
900 GBP Electricite de France SA , Reg S 5.875% N/A (6) BBB- 918,878
2,028 Emera Inc 6.750% 6/15/76 BB+ 1,889,659
1,855 Enel SpA, 144A 8.750% 9/24/73 BBB- 1,840,214
2,440 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 BBB 2,147,362
800 NextEra Energy Capital Holdings Inc 3.800% 3/15/82 BBB 660,000
450 Southern California Edison Co (3-Month LIBOR reference
rate + 4.199% spread) (3)
4.516% N/A (6) Baa3 438,750
1,220 Southern Co/The 4.000% 1/15/51 BBB- 1,119,273
Total Electric Utilities 15,335,007
Financial Services - 0.4%
260 National Rural Utilities Cooperative Finance Corp 5.250% 4/20/46 A3 241,217
1,295 Transcanada Trust 5.625% 5/20/75 BBB- 1,204,429
Total Financial Services 1,445,646
Ground Transportation - 0.3%
989 BNSF Funding Trust I 6.613% 12/15/55 A 930,194
Total Ground Transportation 930,194
Independent Power and Renewable Electricity Producers - 0.3%
645 CAD Capital Power Corp 7.950% 9/09/82 BB 467,789
495 Vistra Corp, 144A 8.000% N/A (6) Ba3 462,360
265 Vistra Corp, 144A 7.000% N/A (6) Ba3 233,200
Total Independent Power and Renewable Electricity Producers 1,163,349
Marine Transportation - 0.2%
940 Royal Capital BV , Reg S 4.875% N/A (6) N/R 910,691
Total Marine Transportation 910,691
Multi-Utilities - 3.3%
3,070 CenterPoint Energy Inc 6.125% N/A (6) BBB- 2,904,987
1,680 CMS Energy Corp 4.750% 6/01/50 BBB- 1,451,486
1,520 Dominion Energy Inc 4.350% N/A (6) BBB- 1,257,423
1,295 Dominion Energy Inc 5.750% 10/01/54 BBB- 1,217,894
1,410 Dominion Energy Inc 4.650% N/A (6) BBB- 1,238,741
1,185 NiSource Inc 5.650% N/A (6) BBB- 1,113,900
1,565 Sempra Energy 4.125% 4/01/52 BBB- 1,260,788
2,135 Sempra Energy 4.875% N/A (6) BBB- 1,999,564
Total Multi-Utilities 12,444,783
Oil, Gas & Consumable Fuels - 5.2%
1,410 Enbridge Inc 5.750% 7/15/80 BBB- 1,254,467
1,535 Enbridge Inc 6.250% 3/01/78 BBB- 1,395,928
1,630 Enbridge Inc 7.625% 1/15/83 BBB- 1,590,044

Principal
Amount (000)
(5) Description (1) Coupon Maturity Ratings (2) Value
Oil, Gas & Consumable Fuels (continued)
$ 3,240 Enbridge Inc 5.500% 7/15/77 BBB- $ 2,854,323
2,855 Enbridge Inc 6.000% 1/15/77 BBB- 2,635,722
1,219 Energy Transfer LP (3-Month LIBOR reference rate +
3.018% spread) (3)
7.831% 11/01/66 Ba1 883,775
610 Energy Transfer LP 6.500% N/A (6) BB 536,800
2,810 Enterprise Products Operating LLC 5.250% 8/16/77 BBB 2,376,193
1,980 Enterprise Products Operating LLC 5.375% 2/15/78 BBB 1,589,326
780 CAD Inter Pipeline Ltd/AB 6.625% 11/19/79 BB 539,605
1,149 Transcanada Trust 5.500% 9/15/79 BBB- 958,475
1,100 Transcanada Trust 5.600% 3/07/82 BBB- 920,138
1,773 Transcanada Trust 5.875% 8/15/76 BBB- 1,650,681
285 Transcanada Trust 5.300% 3/15/77 BBB- 237,975
Total Oil, Gas & Consumable Fuels 19,423,452
Total $1,000 Par (or similar) Institutional Preferred (cost $57,369,046) 51,653,122
Shares   Description (1) Coupon Ratings (2) Value
X 13,898,416 CONVERTIBLE PREFERRED SECURITIES - 3.7% (2.6% of Total Investments)
X 13,898,416
Electric Utilities - 2.1%
42,154 American Electric Power Co Inc 6.125% BBB $ 2,122,454
52,929 NextEra Energy Inc 6.926% BBB 2,453,259
27,258 NextEra Energy Inc 6.219% BBB 1,331,281
13,353 PG&E Corp 5.500% N/R 1,900,532
Total Electric Utilities 7,807,526
Gas Utilities - 0.4%
26,912 Spire Inc 7.500% N/R 1,348,829
Total Gas Utilities 1,348,829
Independent Power and Renewable Electricity Producers - 0.4%
16,152 AES Corp/The 6.875% BB 1,445,766
Total Independent Power and Renewable Electricity Producers 1,445,766
Industrial REITs - 0.1%
8,146 LXP Industrial Trust 6.500% N/R 395,325
Total Industrial REITs 395,325
Multi-Utilities - 0.5%
8,721 Algonquin Power & Utilities Corp 7.750% N/R 260,496
17,272 NiSource Inc 7.750% BBB- 1,804,233
Total Multi-Utilities 2,064,729
Office REITs - 0.0%
7,952 Equity Commonwealth 6.500% N/R 198,721
Total Office REITs 198,721
Retail REITs - 0.2%
13,413 RPT Realty 7.250% BB 637,520
Total Retail REITs 637,520
Total Convertible Preferred Securities (cost $13,710,479) 13,898,416
Shares Description (1) Value
1,630,983 INVESTMENT COMPANIES - 0.4% (0.3% of Total Investments)
X 1,630,983
236,128 Digital 9 Infrastructure PLC/Fund $ 177,906
269,493 JLEN Environmental Assets Group Ltd Foresight Group
Holdings
398,459
309,312 Renewables Infrastructure Group Ltd/The 476,667

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JRI
Investments in Derivatives
Shares Description (1) Value
259,509 Sequoia Economic Infrastructure Income Fund Ltd $ 257,562
288,961 Starwood European Real Estate Finance Ltd 320,389
Total Investment Companies (cost $1,870,353) 1,630,983
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X1,375,350.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.4% (0.2% of Total Investments)
X 1,375,350
$ 200 Alen 2021-ACEN Mortgage Trust, (3-Month LIBOR
reference rate + 4.000% spread), 2021 ACEN, 144A(3)
8.684% 4/15/34 BB- $ 144,928
100 COMM 2014-CCRE19 Mortgage Trust, 2014 CR19, 144A 4.697% 8/10/47 BBB- 86,598
165 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 3.463% 8/10/48 BBB- 132,583
225 GS Mortgage Securities Trust 2016-GS4, 2016 GS4 3.954% 11/10/49 A- 186,544
45 Hudson Yards 2019-55HY Mortgage Trust, 2019 55HY,
144A
2.943% 12/10/41 N/R 28,538
50 JP Morgan Chase Commercial Mortgage Securities Trust
2020-ACE, 2020 ACE, 144A
3.640% 1/10/37 Aa3 46,237
525 Natixis Commercial Mortgage Securities Trust 2019-
MILE, (1-Month LIBOR reference rate + 4.329% spread),
2019 MILE, 144A(3)
9.157% 7/15/36 N/R 470,474
310 Natixis Commercial Mortgage Securities Trust 2019-
MILE, (1-Month LIBOR reference rate + 2.829% spread),
2019 MILE, 144A(3)
7.657% 7/15/36 N/R 279,448
Total Asset-Backed and Mortgage-Backed Securities (cost $1,581,627) 1,375,350
Principal
Amount (000) Description (1) Coupon (7)
Reference
Rate (7) Spread (7) Maturity (8) Ratings (2) Value
X 629,658 VARIABLE RATE SENIOR LOAN INTERESTS - 0.2% (0.1% of Total Investments) (7)
X 629,658
Electric Utilities - 0.2%
$ 632 ExGen Renewables IV, LLC,
Term Loan
7.460% 3-Month LIBOR 2.500% 12/15/27 BB- $ 629,658
Total Electric Utilities 629,658
Total Variable Rate Senior Loan Interests (cost $629,670) 629,658
Total Long-Term Investments (cost $531,923,219) 509,992,635
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  5.7% (4.0% of Total Investments)
X 21,234,742 REPURCHASE AGREEMENTS - 5.7% (4.0% of Total Investments)
X 21,234,742
$ 19,003 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$19,005,444, collateralized by $20,079,500, U.S.
Treasury Notes, 2.250%, due 11/15/25, value
$19,383,304
1.440% 4/03/23 $ 19,003,163
2,232 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$2,231,847, collateralized by $2,358,000, U.S. Treasury
Notes, 2.250%, due 11/15/25, value $2,276,244
1.440% 4/03/23 2,231,579
Total Repurchase Agreements (cost $21,234,742) 21,234,742
Total Short-Term Investments (cost $21,234,742) 21,234,742
Total Investments (cost $553,157,961 ) - 141.9% 531,227,377
Borrowings - (42.5)% (9),(10) (159,195,000)
Other Assets & Liabilities, Net -  0.6%(11) 2,215,388
Net Assets Applicable to Common Shares - 100% $ 374,247,765

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (15) 6/23 $ (1,675,750) $ (1,723,828) $ (48,078)
U.S. Treasury Long Bond (17) 6/23 (2,138,750) (2,229,656) (90,906)
U.S. Treasury Ultra 10-Year Note (115) 6/23 (13,506,427) (13,931,172) (424,745)
U.S. Treasury Ultra Bond (20) 6/23 (2,721,024) (2,822,500) (101,476)
Total $(20,041,951) $(20,707,156) $(665,205)
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (12)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services LLC $ 112,400,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 4,638,335 $ 4,638,335
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 132,592,445 $ – $ 132,592,445
Common Stocks 65,974,348 55,000,889 – 120,975,237
Real Estate Investment Trust Common
Stocks 75,421,424 36,367,496 621,806 112,410,726
$25 Par (or similar) Retail Preferred 74,073,472 753,226 – 74,826,698
$1,000 Par (or similar) Institutional
Preferred – 51,653,122 – 51,653,122
Convertible Preferred Securities 12,549,587 1,348,829 – 13,898,416
Investment Companies 1,154,316 476,667 – 1,630,983
Asset-Backed and Mortgage-Backed
Securities – 1,375,350 – 1,375,350
Variable Rate Senior Loan Interests – 629,658 – 629,658
Short-Term Investments:
Repurchase Agreements – 21,234,742 – 21,234,742
Investments in Derivatives:
Interest Rate Swaps* – 4,638,335 – 4,638,335
Futures Contracts* (665,205) – – (665,205)
Total
$ 228,507,942 $ 306,070,759 $ 621,806 $ 535,200,507
* Represents net unrealized appreciation (depreciation).

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JRI
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(4) For fair value measurement disclosure purposes, investment classified as Level 3.
(5) Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(6) Perpetual security. Maturity date is not applicable.
(7) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(8) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(9) Borrowings as a percentage of Total Investments is 30.0%.
(10) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(11) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(12) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
BRL Brazilian Real
CAD Canadian Dollar
COP Colombian Peso
EUR Euro
GBP Pound Sterling
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust